OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Payroll and related accruals	$ 1,719	$ 1,951
Accrued expenses - subcontractors	883	1,060
Accrued expenses	564	453
Accrued royalties		55
Accrued commissions	357	201
Tax authorities	140	122
Advance from customers		112
Contracts in progress - provision for estimated losses		56
Others	87	116
Total other accounts payable and accrued expenses	$ 3,750	$ 4,126